Investment Strategy - Kurv Technology Titans Select ETF	Sep. 30, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund primarily invests under normal market circumstances in equity securities of, or derivative instruments (e.g., options) relating to, individual U.S. and non-U.S. technology companies (“Technology Companies”) generally with market capitalizations in excess of $10 billion as well as the shares of other ETFs that invest in Technology Companies. The Fund defines “Technology Companies” to include those companies that provide technology products or services, that benefit from utilizing technology to gain competitive advantages, improve their business processes, products or applications, or that have introduced technologically enabled new products or services that potentially change the way the world works.

The Fund will also invest in the Kurv Yield Premium ETFs (“Underlying Kurv Yield Premium ETFs”) and other Kurv ETFs (“Underlying Other Kurv ETFs” and, together with Underlying Kurv Yield Premium ETFs, the “Underlying Kurv ETFs”), which are ETFs advised by Kurv Investment Management LLC (the “Adviser”), the adviser to the Fund. A number of the Underlying Kurv ETFs have a primary investment objective to seek current income, and a secondary investment objective to seek exposure to the share price of the common stock (the “Underlying Security”) of a particular Technology Company (the “Underlying Issuer”), subject to a limit on potential investment gains. In selecting individual Technology Companies to invest in or have exposure to, the Adviser seeks Technology Companies with favorable outlooks, examining characteristics of a particular issuer, such as growth or momentum. The Fund may also invest in derivative instruments (e.g., options) of indices that includes Technology Companies.

Cash and/or Synthetic Long Exposure

The Fund may gain long exposure via purchasing shares of individual companies or creating a synthetic long position. To achieve a synthetic long exposure, the Fund buys call options of a technology company and, simultaneously, sells put options of the company with the same expiries and strike prices to try to replicate the price movements of the underlying company. The combination of the long call options and sold put options seek to provide the Fund with investment exposure to the company for the duration of the application option exposure. The synthetic long position to an underlying company when the Fund buys put and call options directly will not exceed 200% of net asset value.

Under normal market conditions, the Fund invests at least 80% of its net assets plus borrowings for investment purposes in the securities of, or ETFs and derivative instruments providing exposure to Technology Companies. The Fund will consider the investments of securities in which it invests when determining compliance with its 80% policy. Additionally, for the purposes of complying with its 80% investment policy, the Fund will use the notional value of the derivatives it holds. The Fund may invest, without limitation, in derivative instruments, such as options, including FLEX options, forward and futures contracts, options on futures, or swap agreements, subject to applicable law and any other restrictions described in the Fund’s prospectus or Statement of Additional Information.

As part of its strategy, the Fund may employ various option strategies to generate income and/or to preserve capital. Example of strategies are:

Covered Call Writing

As part of its strategy, the Fund may write (sell) call option contracts on securities or on indices to generate income. If the Fund gains long exposure synthetically, since the Fund does not directly own shares of the securities or the index, these written call options will be sold short (i.e., selling a position it does not currently own).

It is important to note that the sale of a company’s call option contracts will limit the Fund’s participation in the appreciation in the company’s stock price. If the stock price of the company increases, the above-referenced synthetic and/or holding the underlying stock directly would allow the Fund to experience similar percentage gains. However, if the company’s stock price appreciates beyond the strike price of one or more of the sold (short) call option contracts, the Fund will lose money on those short call positions, and the losses will, in turn, limit the upside return of the Fund’s synthetic and long stock exposure. As a result, the Fund’s overall strategy (i.e., the combination of the synthetic and/or long stock exposure to the company and the sold (short) the company’s call positions) will limit the Fund’s participation in gains in the company’s stock price beyond a certain point.

When the Fund engages in covered call writing with respect to an underlying stock, it receives cash from the buyer of the call option who in exchange for that cash obtains the right to purchase the company on or before the expiration date at a predetermined price called the strike price. Writing covered call options is also considered long short. Generally, the notional principal amount of written covered call options will not exceed the principal amount of the synthetic or long stock position in the company, however, the Fund may write call options for an amount in excess of the value of a company’s position in the Fund’s portfolio.

Uncovered Call and/or Put Writing

The Fund may also write (i.e., sell) uncovered call options on securities or instruments in which it may invest but that are not currently held by the Fund. The principal reason for writing uncovered call options is to realize income without committing capital to the ownership of the underlying securities or instruments. When writing uncovered call options, the Fund must deposit and maintain sufficient margin with the broker-dealer through which it made the uncovered call option as collateral to ensure that the securities can be purchased for delivery if and when the option is exercised. During periods of declining securities prices or when prices are stable, writing uncovered calls can be a profitable strategy to increase the Fund’s income with minimal capital risk. Uncovered calls are riskier than covered calls because there is no underlying security held by the Fund that can act as a partial hedge. Uncovered calls have speculative characteristics and the potential for loss is unlimited. When an uncovered call is exercised, the Fund must purchase the underlying security to meet its call obligation. There is also a risk, especially with preferred and debt securities that lack sufficient liquidity, that the securities may not be available for purchase. If the purchase price exceeds the exercise price, the Fund will lose the difference.

The Fund also may write (i.e., sell) uncovered put options on securities or instruments in which it may invest but with respect to which the Fund does not currently have a corresponding short position or has not deposited as collateral cash equal to the exercise value of the put option with the broker-dealer through which it made the uncovered put option. The principal reason for writing uncovered put options is to receive premium income and to acquire such securities or instruments at a net cost below the current market value. The Fund has the obligation to buy the securities or instruments at an agreed upon price if the price of the securities or instruments decreases below the exercise price. If the price of the securities or instruments increases during the option period, the option will expire worthless and the Fund will retain the premium and will not have to purchase the securities or instruments at the exercise price.

Call or Put Spreads

The Fund may write (sell) call or put spreads rather than stand-alone call option contracts to seek increased participation in the potential appreciation of an Underlying Security or instrument’s share price, while still generating net premium income. In a call option spread, the Fund may sell (write) an out-of-the-money call option (above the current market price) while also purchasing another call option that is further out of the money. Similarly, in a put option spread, the Fund may sell (write) an out-of-the-money put option (below the current market price) while purchasing a further out-of-the-money put option.

Risk Reversals or Protective Collars

The Fund may write (sell) risk reversals rather than stand-alone call option contracts to seek to limit loss from of an Underlying Security or instrument’s share price. The cost of this protection would be offset by the premiums earned from a written call option. In a risk reversal, the Fund may sell (write) an out-of-the-money call option (above the current market price) call option while simultaneously purchasing an out-of-the-money put option.

Protective Puts

The Fund may purchase out-of-the-money protective put options to seek to limit loss from its underlying share price. The cost of protection may reduce the income generated in the portfolio.

Call Purchases

The Fund may purchase call options to seek to gain price appreciation from its underlying share price. The cost of the purchase may reduce the income generated in the portfolio.

The Fund intends to utilize traditional exchange-traded options contracts and/or FLexible EXchange® Options (“FLEX Options”). Traditional exchange-traded options have standardized terms, such as the type (call or put), the reference asset, the strike price and expiration date. Exchange-listed options contracts are guaranteed for settlement by the Options Clearing Corporation (“OCC”). FLEX Options are a type of exchange-listed options contract with uniquely customizable terms that allow investors to customize key terms like type, strike price and expiration date that are standardized in a typical options contract. FLEX Options are also guaranteed for settlement by the OCC. Option contracts can either be “American” style or “European” style. The Fund generally utilizes European style option contracts, which may only be exercised by the holder of the option contract on the expiration date of such option contract.

As derivatives tracking Technology Companies or ETFs that invest in Technology Companies may be purchased with a fraction of the assets that would be needed to purchase the Technology Company securities or ETFs that invest in Technology Companies directly for the equivalent amount of exposure, the remainder of the Fund’s assets may be invested in Fixed Income and Preferred Securities Instruments. Kurv actively manages the Fixed Income and Preferred Securities Instruments held by the Fund with a view toward enhancing the Fund’s total return.

The Fund primarily invests in U.S. dollar-denominated investment grade debt securities, rated Baa or higher by Moody’s Investors Service, Inc. (“Moody’s”), or equivalently rated by Standard & Poor’s Ratings Services (“S&P”) or Fitch Ratings, Inc. (“Fitch”), or, if unrated, determined by Kurv to be of comparable quality. In the event that ratings services assign different ratings to the same security, Kurv will use the highest rating as the credit rating for that security. The Fund may invest, without limitation, in U.S. dollar-denominated securities and instruments of foreign issuers as well as in other G10 currencies on a hedged basis.

The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. Assets not invested in Technology Companies, equity securities or derivatives, or ETFs that invest in Technology Companies may be invested in Fixed Income Instruments and Preferred Securities Instruments. The Fund may also enter into reverse repurchase agreements. The Fund may invest up to 20% of its total assets in high yield securities, including high yield ETFs (“junk bonds”) rated B or higher by Moody’s Investors Service, Inc. (“Moody’s”), or equivalently rated by Standard & Poor’s Ratings Services (“S&P”) or Fitch, Inc. (“Fitch”), or, if unrated, determined by Kurv to be of comparable quality. In the event that ratings services assign different ratings to the same security, Kurv will use the highest rating as the credit rating for that security.

The Fund may invest, without limitation, in mortgage or asset-backed securities, including to-be-announced transactions. The Fund may purchase and sell securities on a when-issued, delayed delivery or forward commitment basis. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls).

With respect to the Fund’s fixed income investments, the Fund may invest, without limitation, in securities denominated in foreign currencies and in U.S. dollar-denominated securities of foreign issuers. Additionally, with respect to such investments, the Fund may invest up to 10% of its total assets in securities and instruments that are economically tied to emerging market countries (this limitation does not apply to investment grade sovereign debt denominated in the local currency with less than 1 year remaining to maturity, which means with respect to the Fund’s fixed income investments, the Fund may invest in such instruments without limitation subject to any applicable legal or regulatory limitation). Emerging market countries include any country other than the countries comprising the MSCI World Index (currently, Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States).

With respect to the Fund’s fixed income investments, the Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 10% of its total assets. The Fund may also invest up to 15% of its total assets in Preferred Securities Instruments.

If the Adviser determines to employ option strategies for a Technology Company for which there is a Kurv Yield Premium Strategy ETF that tracks the same Technology Company, the Adviser may invest in the Kurv Yield Premium Strategy ETF to increase portfolio management efficiency in gaining the same exposure.

The Fund may also invest up to 20% of its assets in ETFs providing exposure to precious metals, such as gold, silver and platinum, including through Underlying Kurv ETFs.

Current Underlying Kurv ETFs include:

Underlying Kurv ETF (Ticker)	Underlying Issuer/Asset
Kurv Yield Premium Strategy Apple (AAPL) ETF (Ticker: AAPY)	Apple Inc.
Kurv Yield Premium Strategy Amazon (AMZN) ETF (Ticker: AMZP)	Amazon.com, Inc.
Kurv Yield Premium Strategy Google (GOOGL) ETF (Ticker: GOOP)	Alphabet Inc.
Kurv Yield Premium Strategy Microsoft (MSFT) ETF (Ticker: MSFY)	Microsoft Corporation
Kurv Yield Premium Strategy Netflix (NFLX) ETF (Ticker: NFLP)	Netflix, Inc.
Kurv Yield Premium Strategy Tesla (TSLA) ETF (Ticker: TSLP)	Tesla, Inc.
Kurv SpaceX Enhanced Income ETF (Ticker: XSHP)	Space Exploration Technologies Corp. (SpaceX)
Kurv Memory Select ETF (Ticker: KMEM)	Multiple issuers
Kurv U.S. Large Cap TaxOptimized ETF (Ticker: LCTO)	Multiple issuers
Kurv Enhanced Short Maturity ETF (Ticker: LQID)	Multiple issuers
Kurv Gold Enhanced Income ETF (Ticker: KGLD)	Gold
Kurv Silver Enhanced Income ETF (Ticker: KSLV)	Silver
Kurv Platinum Enhanced Income ETF (Ticker: KPTN)*	Platinum
Kurv Copper & Mining Enhanced Income ETF (Ticker: KCOP)	Copper
Kurv High Income ETF (Ticker: KYLD)	Multiple issuers

* Not operational as of the date of this Prospectus.

The Fund may also invest in any Kurv ETF formed in the future that supports the Adviser in meeting the investment objective.

The Fund may lend its portfolio securities in order to generate additional income.

The Fund is non-diversified.

The Adviser will endeavour to optimize tax losses.

Due to the investment strategies of some Underlying Kurv ETFs strategy, the Fund’s indirect exposure to gains, if any, of the share price returns of the Underlying Securities is capped. However, the Fund is subject to all potential losses if the shares of the Underlying Securities decrease in value, which may not be offset by income received by the Fund.

The Underlying Kurv Yield Premium ETFs

Each of the Underlying Kurv Yield Premium ETFs uses an synthetic covered call strategy, an uncovered call or put writing strategy, or a synthetic covered call spread strategy (described below) to seek to provide income and indirect exposure to the share price returns of its Underlying Security, subject to a limit on potential investment gains as a result of the nature of the options strategy it employs. Each Underlying Kurv Yield Premium ETF options contracts provide:

●	indirect exposure to the share price returns of its Underlying Security,

●	current income from the option premiums, and

●	potential limits on the Underlying Kurv Yield Premium Fund’s participation in gains, if any, of the share price returns of its Underlying Security.

An investment in an Underlying Kurv Yield Premium ETF is not an investment in its Underlying Security.

●	Each Underlying Kurv Yield Premium ETF’s strategy may cap its potential gains if its Underlying Security’s shares increase in value.

●	Each Underlying Kurv Yield Premium ETF’s strategy is subject to all potential losses if its Underlying Security’s shares decrease in value, which may not be offset by income it receives.

●	Underlying Kurv Yield Premium ETF shareholders (including the Fund) may be entitled to any Underlying Security dividends only to the extent that it holds an Underlying Security directly.

Underlying Kurv Yield Premium ETFs – Options Contracts

As part of each Underlying Kurv Yield Premium ETF’s synthetic call and put strategy, it will purchase and sell call and put option contracts that are based on the value of the price returns of the Underlying Security.

●	In general, an option contract gives the purchaser of the option contract the right to purchase (for a call option) or sell (for a put option) the underlying asset at a specified price (the “strike price”).

●	If exercised, an option contract obligates the seller to deliver shares (for a sold or “short” call) or buy shares (for a sold or “short” put) of the underlying asset at a specified price (the “strike price”).

●	Options contracts must be exercised or traded to close within a specified time frame, or they expire.

●	Option contracts may include FLEX options which are customized options contracts that trade on an exchange but provide investors with the ability to customize key contract terms like strike price, style and expiration date while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of “over-the- counter” (“OTC”) options positions.

Each Underlying Kurv Yield Premium ETF’s options contracts are based on the value of Underlying Security, which gives it the right or obligation to receive or deliver shares of Underlying Security on the expiration date of the applicable option contract in exchange for the stated strike price, depending on whether the option contract is a call option or a put option, and whether the Underlying Kurv Yield Premium ETF purchases or sells the option contract.

Underlying Kurv Yield Premium ETFs - Synthetic Call and Put Strategy

In seeking to achieve its investment objective, each Underlying Kurv Yield Premium ETF implements a “synthetic call and put” strategy using options contracts.

Each Underlying Kurv Yield Premium ETF’s synthetic call and put strategy consists of the following elements, each of which is described in greater detail above with respect to the Fund and under “Additional Information About the Fund” below:

●	Cash and/or synthetic long exposure to its Underlying Security, which allows the Underlying Kurv Yield Premium ETF to seek to participate in the changes, up or down, in the price of the Underlying Security.

●	Covered call writing (where Underlying Security call options are sold against the synthetic long portion of the strategy), which allows Underlying Kurv Yield Premium ETF to generate income.

●	Call spreads which allows the Underlying Kurv Yield Premium ETF to seek increased participation in the potential appreciation of the Underlying Security’s share price, while still generating net premium income.

●	Risk reversals or protective collars and protective puts which helps the Underlying Kurv Yield Premium ETF mitigate potential loss from the Underlying Security’s share price.

●	Short-dated fixed income instruments, which are used for collateral for the options, and which also generate income.

Each Underlying Kurv Yield Premium ETF’s performance will differ from that of its Underlying Security’s share price. The performance differences will depend on, among other things, the price of its Underlying Security, changes in the price of the Underlying Security options contracts that the Underlying Kurv Yield Premium ETF has purchased and sold, and changes in the value of the U.S. Treasuries.

Synthetic Call and Put Strategy – Tax Loss Harvesting

If a specific Underlying Kurv Yield Premium ETF has recently incurred substantial losses, the Fund may choose to redeem (or otherwise exit) its investment in that particular ETF in order to seek to capitalize on tax loss harvesting (a strategy that seeks to minimize the Fund’s capital gains). In that case, the Adviser will use the proceeds from such redemption and invest them in the same synthetic call and put strategy (described above) on the same Underlying Security as that of the redeemed Underlying Kurv Yield Premium ETF. This approach aims to achieve returns akin to those of the redeemed Underlying Kurv Yield Premium ETF in which the Fund was invested. The synthetic call and put strategy will be employed for a minimum of 31 days to adhere to applicable tax rules.

Strategy Portfolio Concentration [Text]	Under normal market conditions, the Fund invests at least 80% of its net assets plus borrowings for investment purposes in the securities of, or ETFs and derivative instruments providing exposure to Technology Companies.The Fund may also invest up to 20% of its assets in ETFs providing exposure to precious metals, such as gold, silver and platinum, including through Underlying Kurv ETFs.